Earnings per share (Details) - EUR (€) € / shares in Units, € in Millions, shares in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Earnings per share [line items]
Basic earnings per share (in euros per share)	€ 2.58	€ 3.00	€ 2.33
Diluted earnings per share (in euros per share)	€ 2.56	€ 2.99	€ 2.32
Average number of shares - used for basic earnings per share (in shares)	2,515.9	2,548.2	2,599.9
Treasury shares held by employee share trusts and companies (in shares)	(71.1)	(81.0)	(29.3)
Dilutive effect of share-based compensation plans (in shares)	16.5	11.6	9.7
Diluted average number of shares - used for diluted and underlying earnings per share (in shares)	2,532.4	2,559.8	2,609.6
Net profit	€ 7,140	€ 8,269	€ 6,621
Non-controlling interests	(653)	(627)	(572)
Net profit attributable to shareholders’ equity – used for basic and diluted earnings per share	€ 6,487	€ 7,642	€ 6,049
Unilever PLC
Earnings per share [line items]
Average number of shares - used for basic earnings per share (in shares)	2,587.0	2,629.2	2,629.2